Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Unrealized loss, effective portion of net investment hedges included in Accumulated Other Comprehensive Income (Loss), net of taxes	$ (43.2)
Gain/(Loss) associated with forward contracts included in earnings	$ (0.1)